Material Cybersecurity Incident Disclosure	12 Months Ended
Sep. 30, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]

For the fiscal the year ended September 30, 2024, we did not experience any cybersecurity incidents that materially affected or are reasonably likely to materially affect our business operation or our financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems. See “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business—Disruptions of our information technology system could harm our business and reduce our profitability” and “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business—Data security breaches and attempts thereof could negatively affect our reputation, credibility, and business,” and “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business Failure to comply with cybersecurity, data privacy, data protection, or any other laws and regulations related to data may materially and adversely affect our business, financial condition, and results of operations.”